General and Administrative Expenses - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 15,756	$ 9,746
Corporate administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	11,566	7,880
Share-based compensation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 4,190	$ 1,866